Note 2 - Subsidiaries Included in the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2015
Subsidiaries Included In Consolidated Financial Statements [Abstract]
Subsidiaries Included In Consolidated Financial Statements [Text Block]
2.	SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

NewLead’s subsidiaries included in these consolidated financial statements were as follows:

Statement of operations
	Company Name	Country of Incorporation	Nature / Vessel Name	2015	2014	2013
1	Altius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
2	Fortius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
3	Ermina Marine Ltd.	Marshall Islands	Dissolved (2)	—	—	—
4	Chinook Waves Corporation	Marshall Islands	Dissolved (3)	—	—	—
5	Compass Overseas Ltd.	Bermuda	Dissolved (4)	—	—	—
6	Compassion Overseas Ltd.	Bermuda	Shipping type company (4)	—	—	—
7	Australia Holdings Ltd.	Liberia	Annulled (5)	—	—	—
8	Brazil Holdings Ltd.	Liberia	Shipping type company	—	—	—
9	China Holdings Ltd.	Liberia	Dissolved (6)	—	—	—
10	Curby Navigation Ltd.	Liberia	Annulled (7)	—	—	—
11	Newlead Victoria Ltd.	Liberia	M/V Newlead Victoria	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013
12	Grand Venetico Inc.	Marshall Islands	Annulled (8)	—	—	—
13	Grand Oceanos Inc.	Liberia	Revoked (9)	—	—	—
14	Grand Rodosi Inc.	Liberia	Annulled (10)	—	—	—
15	Challenger Enterprises Ltd.	Liberia	Revoked (11)	—	—	—
16	Crusader Enterprises Ltd.	Liberia	Revoked (11)	—	—	—
17	Newlead Shipping S.A.	Panama	Management company	—	—	—
18	Newlead Bulkers S.A.	Liberia	Management company	—	—	—
19	AMT Management Ltd.	Marshall Islands	Management company	—	—	—
20	Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC)	Delaware, USA	Operating company (12)	—	—	—
21	Leading Marine Consultants Inc.	Marshall Islands	Dissolved (13)	—	—	—
22	Grand Esmeralda Inc.	Liberia	Revoked (14)	—	—	—
23	Grand Markela Inc.	Liberia	Vessel Owning company (15)	1/1/2015— 12/31/2015	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013
24	Grand Spartounta Inc.	Marshall Islands	Dissolved (16)	—	—	—
25	Newlead Progress Inc.	Marshall Islands	Dissolved (17)	—	—	—
26	Newlead Prosperity Inc.	Marshall Islands	Annulled (18)	—	—	—
27	Grand Affection S.A.	Marshall Islands	Dissolved (19)	—	—	—
28	Grand Affinity S.A.	Marshall Islands	Dissolved (20)	—	—	—
29	Grand Victoria Pte Ltd.	Singapore	Dormant company	—	—	—
30	Newlead Bulker Holdings Inc.	Marshall Islands	Sub-holding company	—	—	—
31	Newlead Tanker Holdings Inc.	Marshall Islands	Dissolved (21)	—	—	—
32	Trans Continent Navigation Ltd.	Malta	Dormant company	—	—	—
33	Trans State Navigation Ltd.	Malta	Dormant company	—	—	—
34	Bora Limited	British Virgin Islands	Dormant Company	—	—	—
35	Newlead Trading Inc.	Liberia	Annulled (22)	—	—	—
36	New Lead JMEG LLC	Delaware, USA	Trading company (23)	—	—	—
37	Newleadjmeg Inc.	Marshall Islands	Dormant company (24)	—	—	—
38	NewLead Mojave Holdings LLC	Delaware, USA	Operating company (25)	—	—	—
39	Ocean Hope Shipping Ltd.	Malta	Dormant company	—	—	—
40	Mines Investments Corp.	Marshall Islands	Sub-Holding company (26)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/12/2013 — 12/31/2013
41	Mine Investments LLC	Delaware, USA	Coal operating company (27)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013
42	Five Mile Investment LLC	Delaware, USA	Coal operating company (27)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/15/2013 —12/31/2013
43	Elk Valley Investment LLC	Delaware, USA	Coal operating company (27)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013
44	Viking Acquisition Group LLC	Kentucky, USA	Coal operating company (28)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	9/13/2013 — 12/31/2013
45	Coal Essence Mine LLC	Kentucky, USA	Coal operating company (29)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	12/10/2013 — 12/31/2013
46	Coal Essence Prep Plant LLC	Kentucky, USA	Coal operating company (30)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	12/5/2013 — 12/31/2013
47	Viking Prep Plant LLC	Kentucky, USA	Coal operating company (31)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	12/9/2013 —12/31/2013
48	Newlead Albion S.A.	Marshall Islands	Bareboat Charterer (32)	1/1/2015 — 12/31/2015	3/10/2014 — 12/31/2014	—
49	Newlead Handies Inc.	Marshall Islands	Sub-Holding Company	1/1/2015 — 12/31/2015	3/10/2014 — 12/31/2014	—
50	Newlead Venetico Ltd.	Marshall Islands	Bareboat Charterer (33)	1/1/2015 — 12/31/2015	3/10/2014 — 12/31/2014	—
51	NewLead Bitumen Tankers Ltd.	Marshall Islands	Sub-Holding Company (34)	1/1/2015 — 12/31/2015	10/10/2014 — 12/31/2014	—
52	Newlead Soltero Inc.	Marshall Islands	Bareboat Charterer (35)	1/1/2015 — 12/31/2015	11/11/2014 — 12/31/2014	—
53	Newlead Semillero Inc.	Marshall Islands	Bareboat Charterer (36)	1/1/2015 — 12/31/2015	11/11/2014 — 12/31/2014	—
54	Newlead Granadino Inc.	Marshall Islands	Shipping type company (37)	1/1/2015 — 12/31/2015	11/13/2014 — 12/31/2014	—
55	Newlead Hojuedo Inc.	Marshall Islands	Shipping type company (37)	1/1/2015 — 12/31/2015	11/13/2014 — 12/31/2014	—
56	Newlead Silletero Inc.	Marshall Islands	Shipping type company (37)	1/1/2015 — 12/31/2015	11/13/2014 — 12/31/2014	—
57	Nepheli Marine Company	Liberia	MT Sofia (38)	1/1/2015 — 12/31/2015	11/24/2014 — 12/31/2014	—
58	Kastro Compania Naviera S.A.	Liberia	MT Nepheli (38)	1/1/2015 — 12/31/2015	11/24/2014 — 12/31/2014	—
59	Aeolus Compania Naviera S.A.	Liberia	MT Newlead Granadino (38)	1/1/2015 — 12/31/2015	11/24/2014 — 12/31/2014	—
60	Newlead Castellano Ltd.	Liberia	M/V Newlead Castellano (39)	1/1/2015 — 12/31/2015	7/17/2014 — 12/31/2014	—
61	Newlead Shipping LLC	State Nevada	Operating company	8/25/2015 — 12/31/2015	—	—
62	Newlead Bulkers LLC	State Nevada	Operating company	8/25/2015 — 12/31/2015	—	—
63	Newlead Holdings LLC	State Nevada	Operating company	8/25/2015 — 12/31/2015	—	—

1)	The company was dissolved on September 2, 2013.

2)	The company was dissolved on January 13, 2013.

3)	The company was dissolved on January 13, 2013.

4)	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012. The company Compass Overseas Ltd was dissolved on October 13, 2013.

5)	The company was annulled on November 1, 2013.

6)	The company was dissolved on November 1, 2013.

7)	The company was annulled on March 1, 2014.

8)	The company was annulled on January 15, 2014.

9)	The company was revoked on September 15, 2015.

10)	The company was annulled on February 1, 2015.

11)

M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services. The shipowning companies were revoked on December 15, 2015.

12)	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.

13)	The company was dissolved on September 2, 2013.

14)	The company was revoked on October 15, 2015.

15)	M/V Newlead Markela was sold and delivered to its new owners on December 23, 2015.

16)	The company Grand Spartounta Inc. was dissolved on May 1, 2014.

17)	The company was dissolved on January 14, 2013.

18)	The company was annulled on December 15, 2015.

19)	The company was dissolved on January 15, 2014.

20)	The company was dissolved on January 15, 2014.

21)	The company was dissolved on January 14, 2013.

22)	The company was annulled on August 1, 2014.

23)	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group.

24)	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.

25)

NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.

26)	The company was established on February 12, 2013, for operation of coal business.

27)	The companies were established on February 15, 2013, for operation of coal business.

28)	The company was acquired on September 13, 2013 (Refer to Note 5).

29)	The company was established on December 10, 2013, for operation of coal business.

30)	The company was established on December 5, 2013, for operation of coal business.

31)	The company was acquired on December 9, 2013 (Refer to Note 5).

32)	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HandyMar as owners for the demise charter of MV Newlead Albion.

33)	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HandyMar as owners for the demise charter of MV Newlead Venetico.

34)

The company was established on October 10, 2014 under the name Newlead Tanker Acquisitions Inc. On May 21, 2015 the company changed its name to NewLead Tankers Ltd. and on December 2, 2015, changed its name to its current NewLead Bitumen Tankers Ltd.

35)

The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Katerina L under the Bareboat Charter Agreement dated November 13, 2014 being effective of such even date.

36)

The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Ioli under the Bareboat Charter Agreement dated October 23, 2014 being effective as of November 11, 2014.

37)	The companies were established on November 13, 2014, for operation of shipping business.

38)

The companies were acquired as of November 24, 2014 via a Shares Purchase Agreement dated October 16, 2014 and as amended by an Addendum no. 1 dated November 24, 2014. On March 30, 2015, the vessel Captain Nikolas I was renamed to Newlead Granadino (Refer to Note 5).

39)	The company acquired MV Newlead Castellano ex Maple Draco on September 16, 2014.